Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating losses of federal and state	$ 63,600,000	$ 63,200,000
Operating loss carryforwards, valuation allowance	11,200,000	$ 11,024,972	$ 10,768,846
Increase (decrease) to valuation allowance	$ 200,000
Operating loss carryforward expiration term		will expire from 2035 to 2037 for federal and state purposes.
Valuation allowance increased		$ 256,126